EQUITY - Schedule of Units (Details) - shares		12 Months Ended
	Sep. 26, 2017	Dec. 31, 2018	Dec. 31, 2017
Total
Opening balance (in shares)		66,185,802	51,845,302
On issue at December 31 (in shares)		66,185,802	66,185,802
Total | Issued for cash
Issued (in shares)		0	14,340,500
Brookfield Asset Management Inc.
Opening balance (in shares)		4	4
Issued (in shares)	13,340,000
On issue at December 31 (in shares)		4	4
Weighted average number of ordinary shares outstanding (in shares)		4	4
Brookfield Asset Management Inc. | Preferred shares
Opening balance (in shares)		200,002
On issue at December 31 (in shares)		200,002	200,002
Brookfield Asset Management Inc. | Issued for cash
Issued (in shares)		0	0
Limited Partners
Opening balance (in shares)		66,185,798	51,845,298
On issue at December 31 (in shares)		66,185,798	66,185,798
Weighted average number of ordinary shares outstanding (in shares)		66,000,000	55,500,000
Limited Partners | Issued for cash
Issued (in shares)		0	14,340,500
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Opening balance (in shares)		63,095,497	56,150,497.00
On issue at December 31 (in shares)		63,095,497	63,095,497
Weighted average number of ordinary shares outstanding (in shares)		63,000,000	58,000,000
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc. | Issued for cash
Issued (in shares)		0	6,945,000
Special Limited Partners
Opening balance (in shares)		4
On issue at December 31 (in shares)		4	4
Weighted average number of ordinary shares outstanding (in shares)		4	4